DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2020
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

29.  DISCONTINUED OPERATIONS

On January 24, 2019, Videotron sold its 4Degrees Colocation Inc. data center operations for an amount of $261.6 million, which was fully paid in cash at the date of transaction. An amount of $0.9 million relating to a working capital adjustment was also paid by Videotron during the second quarter of 2019. The determination of the final proceeds from the sale is however subject to certain adjustments based on the realization of future conditions over a period of up to 10 years. Accordingly, a gain on disposal of $97.2 million, net of income taxes of $18.5 million, was accounted for in the first quarter of 2019, while an amount of $53.1 million from the proceeds received at the date of transaction was deferred in connection with the estimated present value of the future conditional adjustments. In the second quarter of 2020, a gain of $30.8 million, net of income taxes of $4.7 million, was recorded as certain adjusting conditions were achieved.

As a result of this transaction, tax benefits of $4.7 million and $18.5 million, on previous years’ capital losses, were recognized in the consolidated statement of income in 2020 and 2018, respectively.